Related Party Transactions (Details) € in Thousands, $ in Thousands, £ in Millions		9 Months Ended	12 Months Ended
	Mar. 24, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 01, 2016 EUR (€)
Related Party Transaction [Line Items]
Payments to Acquire Real Estate and Real Estate Joint Ventures			$ 83,000	£ 55
Investments in real estate		$ 0	83,098		$ 0
EXOR Nederland NV [Member]
Related Party Transaction [Line Items]
Dividends Paid by PartnerRe Ltd.		250,000	145,000
Related Party Advisory Services Agreement			500				€ 300
Related Party Consulting Services Agreement | €						€ 45
Director [Member]
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement			500
Almacantar Group S.A. | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	36.00%
Purchase price	$ 539,000
Private equity funds | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Related Party Investment Carrying Value			551,000
Equity Method Investments [Member] | Almacantar Group S.A.
Related Party Transaction [Line Items]
Related Party Investment Carrying Value		$ 436,000	538,000		436,000
Mutual funds and exchange traded funds
Related Party Transaction [Line Items]
Payments to acquire investments			500,000
Mutual funds and exchange traded funds | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Payments to acquire investments			$ 500,000
Private equity funds | EXOR S.A. [Member]
Related Party Transaction [Line Items]
Financial Instruments Purchased, Cost					$ 202,000